INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Mar. 31, 2012
Income Taxes 1	35.34%
Income Taxes 2	35.34%
Income Taxes 3	$ 30,600,000
Income Taxes 4	26,300,000
Income Taxes 5	8,900,000
Income Taxes 6	8,900,000
Income Taxes 7	123,810
Income Taxes 8	$ 152,331